Pay vs Performance Disclosure - USD ($)	4 Months Ended	12 Months Ended					16 Months Ended
	May 31, 2025	Jun. 27, 2026	Jun. 28, 2025	Jun. 29, 2024	Jun. 24, 2023	Jun. 25, 2022	Sep. 16, 2026
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table summarizes information regarding the compensation for our principal executive officer (“PEO”) and other NEOs, excluding the CEO (the “Non-PEO NEOs”), including CAP, as well as certain financial performance metrics during Fiscal 2026, 2025, 2024, 2023, and 2022.

									Value of Initial Fixed $100 Investment Based on:

Fiscal Year	Summary Compensation Table Total for PEO(1) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Summary Compensation Table Total for Third PEO(1) ($)	Compensation Actually Paid to First PEO(1)(2)(3) ($)	Compensation Actually Paid to Second PEO(1)(2)(3) ($)	Compensation Actually Paid to Third PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income (Loss) (in millions) ($)	Non-GAAP Earnings Per Share(5) ($)

2026	—	—	19,755,176	—	—	38,605,018	4,686,803	12,621,233	79.85	394.69	(49.80)	4.58
2025	11,342,591	10,163,111	1,916,892	(16,760,220)	11,424,851	1,916,892	4,917,802	3,608,549	41.66	165.80	(47.80)	3.62
2024	23,774,730	—	—	22,826,141	—	—	6,000,519	2,053,539	56.69	163.58	125.60	2.25
2023	19,577,634	—	—	(23,368,222)	—	—	4,994,076	(225,753)	54.88	109.80	73.60	8.12
2022	14,160,936	—	—	11,696,441	—	—	4,057,648	4,497,491	75.88	76.41	257.50	13.54
1.Mr. Hurlston served as our PEO in each of Fiscal 2025, 2024, 2023 and 2022 (first PEO). Mr. Rizvi was our PEO from February 2025 to May 2025 (second PEO). Mr. Patel has been our PEO since June 2025 to present (third PEO). The individuals comprising the Non-PEO NEOs for each fiscal year presented are listed below:

2022	2023	2024	2025	2026

Dean Butler	Dean Butler	Dean Butler	Lisa Bodensteiner	Lisa Bodensteiner
Saleel Awsare	Saleel Awsare	Lisa Bodensteiner	Satish Ganesan	Satish Ganesan
John McFarland	John McFarland	Satish Ganesan	Vikram Gupta	Vikram Gupta
Craig Stein	Craig Stein	Vikram Gupta		Ken Rizvi
Saleel Awsare
2.The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.Compensation Actually Paid reflects the exclusions and inclusion of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL COMPENSATION FOR CEO TO COMPENSATION ACTUALLY PAID

			Equity Award Adjustments

		Deduct:	Add:	Add/(Deduct):	Add/(Deduct):	Add:	Deduct:

Fiscal Year	Summary Compensation Table Total for PEO(1)(2) ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year ($)	Fair Value of Awards Granted and Vested During the Fiscal Year ($)	Fair Value of Awards Granted in Prior Fiscal Years and Forfeited During the Year ($)	Total Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)

2026	19,755,176	(17,790,286)	35,189,541	—	—	1,450,587	—	36,640,128	38,605,018
2025	11,342,591	(10,870,708)	—	—	(2,503,806)	—	(14,728,297)	(17,232,103)	(16,760,220)
2025	10,163,111	(8,873,782)	10,135,522	—	—	—	—	10,135,522	11,424,851
2025	1,916,892	—	—	—	—	—	—	—	1,916,892
2024	23,774,730	(22,759,707)	16,613,449	(281,303)	5,478,972	—	—	21,811,118	22,826,141
2023	19,577,634	(18,339,934)	5,599,669	(15,234,211)	(14,971,380)	—	—	(24,605,922)	(23,368,222)
2022	14,160,936	(11,997,489)	11,393,086	3,223,623	(5,083,715)	—	—	9,532,994	11,696,441
4.The Peer Group TSR set forth in this table utilizes the PHLX Semiconductor Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended June 27, 2026. The comparison assumes $100 was invested for the period starting June 26, 2021, through the end of the listed year in the Company and in the PHLX Semiconductor Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
5.We determined Non-GAAP Earnings Per Share to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in Fiscal 2026. Earnings Per Share is a non-GAAP measure that refers to Earnings Per Share plus Adjustments, and is defined in Appendix A of the CD&A for each of the listed years. Non-GAAP Earnings Per Share may not have been the most important financial performance measure for all years prior to Fiscal 2026, and we may determine a different financial performance measure to be the most important financial performance measure in future fiscal years.

RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL COMPENSATION FOR NON-PEO NEOS TO COMPENSATION ACTUALLY PAID

			Equity Award Adjustments(a)

		Deduct:	Add:	Add/(Deduct):	Add/(Deduct):	Add:	Deduct:

Fiscal Year	Summary Compensation Table Total for Non-PEO NEOs(1)(2) ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year ($)	Fair Value of Awards Granted and Vested During the Fiscal Year ($)	Fair Value of Awards Granted in Prior Fiscal Years and Forfeited During the Year ($)	Total Equity Award Adjustments ($)	Compensation Actually Paid to Non-PEO NEOs ($)

2026	4,686,803	(3,795,635)	8,267,817	3,202,502	615,599	—	(355,853)	11,730,065	12,621,233
2025	4,917,802	(4,022,717)	4,542,045	(1,296,057)	(532,524)	—	—	2,713,464	3,608,549
2024	6,000,519	(5,584,995)	2,161,152	(12,785)	(115,537)	139,694	(534,509)	1,638,015	2,053,539
2023	4,994,076	(4,393,527)	1,341,489	(1,418,204)	(749,587)	—	—	(826,302)	(225,753)
2022	4,057,648	(3,175,582)	3,015,602	82,646	517,177	—	—	3,615,425	4,497,491

Company Selected Measure Name		Non-GAAP Earnings Per Share
Named Executive Officers, Footnote	Mr. Hurlston served as our PEO in each of Fiscal 2025, 2024, 2023 and 2022 (first PEO). Mr. Rizvi was our PEO from February 2025 to May 2025 (second PEO). Mr. Patel has been our PEO since June 2025 to present (third PEO). The individuals comprising the Non-PEO NEOs for each fiscal year presented are listed below:

2022	2023	2024	2025	2026

Dean Butler	Dean Butler	Dean Butler	Lisa Bodensteiner	Lisa Bodensteiner
Saleel Awsare	Saleel Awsare	Lisa Bodensteiner	Satish Ganesan	Satish Ganesan
John McFarland	John McFarland	Satish Ganesan	Vikram Gupta	Vikram Gupta
Craig Stein	Craig Stein	Vikram Gupta		Ken Rizvi
Saleel Awsare

Peer Group Issuers, Footnote		The Peer Group TSR set forth in this table utilizes the PHLX Semiconductor Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended June 27, 2026. The comparison assumes $100 was invested for the period starting June 26, 2021, through the end of the listed year in the Company and in the PHLX Semiconductor Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
3.Compensation Actually Paid reflects the exclusions and inclusion of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL COMPENSATION FOR CEO TO COMPENSATION ACTUALLY PAID

			Equity Award Adjustments

		Deduct:	Add:	Add/(Deduct):	Add/(Deduct):	Add:	Deduct:

Fiscal Year	Summary Compensation Table Total for PEO(1)(2) ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year ($)	Fair Value of Awards Granted and Vested During the Fiscal Year ($)	Fair Value of Awards Granted in Prior Fiscal Years and Forfeited During the Year ($)	Total Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)

2026	19,755,176	(17,790,286)	35,189,541	—	—	1,450,587	—	36,640,128	38,605,018
2025	11,342,591	(10,870,708)	—	—	(2,503,806)	—	(14,728,297)	(17,232,103)	(16,760,220)
2025	10,163,111	(8,873,782)	10,135,522	—	—	—	—	10,135,522	11,424,851
2025	1,916,892	—	—	—	—	—	—	—	1,916,892
2024	23,774,730	(22,759,707)	16,613,449	(281,303)	5,478,972	—	—	21,811,118	22,826,141
2023	19,577,634	(18,339,934)	5,599,669	(15,234,211)	(14,971,380)	—	—	(24,605,922)	(23,368,222)
2022	14,160,936	(11,997,489)	11,393,086	3,223,623	(5,083,715)	—	—	9,532,994	11,696,441

Non-PEO NEO Average Total Compensation Amount		$ 4,686,803	$ 4,917,802	$ 6,000,519	$ 4,994,076	$ 4,057,648
Non-PEO NEO Average Compensation Actually Paid Amount		$ 12,621,233	3,608,549	2,053,539	(225,753)	4,497,491
Adjustment to Non-PEO NEO Compensation Footnote

RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL COMPENSATION FOR NON-PEO NEOS TO COMPENSATION ACTUALLY PAID

			Equity Award Adjustments(a)

		Deduct:	Add:	Add/(Deduct):	Add/(Deduct):	Add:	Deduct:

Fiscal Year	Summary Compensation Table Total for Non-PEO NEOs(1)(2) ($)	Value of Equity Awards Reported in Summary Compensation Table ($)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year ($)	Fair Value of Awards Granted and Vested During the Fiscal Year ($)	Fair Value of Awards Granted in Prior Fiscal Years and Forfeited During the Year ($)	Total Equity Award Adjustments ($)	Compensation Actually Paid to Non-PEO NEOs ($)

2026	4,686,803	(3,795,635)	8,267,817	3,202,502	615,599	—	(355,853)	11,730,065	12,621,233
2025	4,917,802	(4,022,717)	4,542,045	(1,296,057)	(532,524)	—	—	2,713,464	3,608,549
2024	6,000,519	(5,584,995)	2,161,152	(12,785)	(115,537)	139,694	(534,509)	1,638,015	2,053,539
2023	4,994,076	(4,393,527)	1,341,489	(1,418,204)	(749,587)	—	—	(826,302)	(225,753)
2022	4,057,648	(3,175,582)	3,015,602	82,646	517,177	—	—	3,615,425	4,497,491

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Required Tabular Disclosure of Most Important Financial Performance Measures
The following table is an unranked list of the most important financial performance measures linking Fiscal 2026 NEO CAP to Company performance:

Revenue
Non-GAAP Operating Profit
Non-GAAP EPS
Non-GAAP Gross Margin Percentage
Relative TSR compared to the peer companies in the Russell 2000 Index

Total Shareholder Return Amount		$ 79.85	41.66	56.69	54.88	75.88
Peer Group Total Shareholder Return Amount		$ 394.69	165.80	163.58	109.80	76.41
Net Income (Loss)			$ (47,800,000)	$ 125,600,000	$ 73,600,000	$ 257,500,000
Company Selected Measure Amount		4.58	3.62	2.25	8.12	13.54
Additional 402(v) Disclosure		The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name		Revenue
Measure:: 2
Pay vs Performance Disclosure
Name		Non-GAAP Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name		Non-GAAP EPS
Measure:: 4
Pay vs Performance Disclosure
Name		Non-GAAP Gross Margin Percentage
Measure:: 5
Pay vs Performance Disclosure
Name		Relative TSR compared to the peer companies in the Russell 2000 Index
Mr. Patel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 19,755,176	$ 1,916,892
PEO Actually Paid Compensation Amount		38,605,018	1,916,892
PEO Name							Mr. Patel
Mr. Hurlston [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			11,342,591	$ 23,774,730	$ 19,577,634	$ 14,160,936
PEO Actually Paid Compensation Amount			$ (16,760,220)	$ 22,826,141	$ (23,368,222)	$ 11,696,441
PEO Name			Mr. Hurlston	Mr. Hurlston	Mr. Hurlston	Mr. Hurlston
Mr. Rizvi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,163,111
PEO Actually Paid Compensation Amount			11,424,851
PEO Name	Mr. Rizvi
PEO | Mr. Patel [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(17,790,286)	0
PEO | Mr. Patel [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		36,640,128	0
PEO | Mr. Patel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		35,189,541	0
PEO | Mr. Patel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr. Patel [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,450,587	0
PEO | Mr. Patel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr. Patel [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr. Hurlston [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,870,708)	$ (22,759,707)	$ (18,339,934)	$ (11,997,489)
PEO | Mr. Hurlston [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,232,103)	21,811,118	(24,605,922)	9,532,994
PEO | Mr. Hurlston [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	16,613,449	5,599,669	11,393,086
PEO | Mr. Hurlston [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(281,303)	(15,234,211)	3,223,623
PEO | Mr. Hurlston [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Hurlston [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,503,806)	5,478,972	(14,971,380)	(5,083,715)
PEO | Mr. Hurlston [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,728,297)	0	0	0
PEO | Mr. Rizvi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,873,782)
PEO | Mr. Rizvi [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,135,522
PEO | Mr. Rizvi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,135,522
PEO | Mr. Rizvi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Rizvi [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Rizvi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Rizvi [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,795,635)	(4,022,717)	(5,584,995)	(4,393,527)	(3,175,582)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,730,065	2,713,464	1,638,015	(826,302)	3,615,425
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,267,817	4,542,045	2,161,152	1,341,489	3,015,602
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,202,502	(1,296,057)	(12,785)	(1,418,204)	82,646
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	139,694	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		615,599	(532,524)	(115,537)	(749,587)	517,177
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (355,853)	$ 0	$ (534,509)	$ 0	$ 0